MORGAN STANLEY TAX-FREE DAILY INCOME TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

May 1, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Morgan Stanley Tax-Free Daily Income Trust

                File Nos. 2-67087; 811-3031

Ladies and Gentlemen:

On behalf of Morgan Stanley Tax-Free Daily Income Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A, filed on April 25, 2014, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 25, 2014, accession number 0001104659-14-030617.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.

Enclosures
cc: Joseph C. Benedetti